INTANGIBLE ASSETS – DIGITAL CURRENCY (Details Narrative) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Acquire intangible assets
Digital currency expenses		$ 79,724
Commissions received		5,168
Impairment of intangible assets		33,464
Gain on sale of digital assets		29,029
Intangible assets, net		16,259
Digital Currency [Member]
Finite-Lived Intangible Assets [Line Items]
Acquire intangible assets		$ 95,250